Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets Measured at Fair Value on Recurring Basis

The fair value of the Company’s financial assets measured at fair value on a recurring basis as of March 31, 2017 and 2016 were as follows:

	March 31, 2017		March 31, 2016
	Quoted Market Prices of Identical	Significant Other Observable	Quoted Market Prices of Identical	Significant Other Observable
	Assets (Level 1)	Inputs (Level 2)	Assets (Level 1)	Inputs (Level 2)
Assets
Marketable securities	$3,548	$—	$3,572	$—
Forward contracts	—	724	—	—
	$3,548	$724	$3,572	$—
Liabilities
Forward contracts	$—	$(2,110)	$—	$—
	$—	$(2,110)	$—	$—